Shareholder Report, Line Graph (Details) LMA1300_ClearBridge International Growth Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 18,337	$ 14,816	$ 13,831	$ 19,227	$ 15,537	$ 14,212	$ 12,217	$ 12,701	$ 9,641	$ 10,000	$ 22,081
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	16,757	13,477	12,025	15,976	12,321	12,652	11,370	12,392	10,022	10,000	$ 20,934
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	$ 16,725	$ 13,602	$ 11,889	$ 15,441	$ 11,507	$ 12,355	$ 11,127	$ 11,945	$ 9,677	$ 10,000	$ 20,578